    As filed with the Securities and Exchange Commission on August 2, 2002

                                            1933 Act Registration No.: 333-61554
                                            1940 Act Registration No.: 811-08517

--------------------------------------------------------------------------------

                      SECURITIES AND EXCHANGE COMMISSION

                            Washington, D.C. 20549

                                   FORM N-4


            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [_]


                         POST-EFFECTIVE AMENDMENT NO. 2                     [X]

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [_]

                               AMENDMENT NO. 29                             [X]

                  LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N

                         Lincoln ChoicePlus II Advance
                          (Exact Name of Registrant)

                  THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                              (Name of Depositor)

                           1300 South Clinton Street
                             Post Office Box 1110
                          Fort Wayne, Indiana  46801

--------------------------------------------------------------------------------
             (Address of Depositor's Principal Executive Offices)

     Depositor's Telephone Number, including Area Code:  (260)455-2000

                         Elizabeth A. Frederick, Esq.
                  The Lincoln National Life Insurance Company
                              1300 S. Clinton St.
                             Post Office Box 1110
                          Fort Wayne, Indiana  46802

--------------------------------------------------------------------------------

                   (Name and Address of Agent for Service)

                                   Copy to:

                             Mary Jo Ardington, Esq.
                   The Lincoln National Life Insurance Company
                               1300 S. Clinton St.
                              Post Office Box 1110
                            Fort Wayne, Indiana 46802

                     Title of securities being registered:
  Interests in a separate account under individual flexible premium deferred variable annuity contracts.


It is proposed that this filing will become effective:

     [_] immediately upon filing pursuant to paragraph (b) of Rule 485
     [_] on May 1, 2002 pursuant to paragraph (b) of Rule 485
     [_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
     [X] on October 21, 2002, pursuant to paragraph (a)(1) of Rule 485

                   The Lincoln National Life Insurance Company
                     Lincoln Life Variable Annuity Account N

                          Lincoln ChoicePlus II Advance
                       Supplement dated October ___ , 2002
                       to the Prospectus dated May 1, 2002


Please keep this Supplement with your current Lincoln ChoicePlus II Advance Prospectus and retain it for reference. The changes discussed in this Supplement modify the descriptions of the I-4Life/SM/ Advantage as set forth in your May 1, 2002 Prospectus.

All references to I-4Life/SM/ Advantage have been changed to i4LIFE/SM/
Advantage.


Death Benefit

The death benefit section under i4LIFE/SM/ Advantage (IRA Annuity Contracts only) and i4LIFE/SM/ Advantage (Non-Qualified Annuity Contracts only) is revised as follows:

During the Access Period, an i4LIFE/SM/ Advantage Account Value death benefit is available for an annual charge of 1.95% of the net asset value of the Account Value in the VAA. The i4LIFE/SM/ Advantage Account Value death benefit is equal to the Account Value as of the day on which Lincoln Life approves the payment of the death claim. You may not change this death benefit once it is elected.

The i4LIFE/SM/ Advantage Guarantee of Principal death benefit is not available for either IRA or non-qualified annuity contracts. Please disregard all references to the i4LIFE/SM/ Advantage Guarantee of Principal death benefit.

If you elect the i4LIFE/SM/ Advantage EGMDB death benefit (nonqualified contracts only) and later discontinue this option during the Access Period, your death benefit will be the i4LIFESM Advantage Account Value death benefit. Once the change is effective, you may not elect to return to the i4LIFE/SM/ Advantage EGMDB.

In addition, the i4LIFE/SM/ Advantage EGMDB death benefit is not available for IRA contracts. IRA contractowners should disregard all references to the i4LIFE/SM/ Advantage EGMDB death benefit.


Guaranteed Income Benefit

A Guaranteed Income Benefit option is currently available if you elect i4LIFE/SM/ Advantage for an annual charge of 2.45% of the net asset value of the Account Value in the VAA (if the i4LIFE/SM/ Advantage Account Value death benefit is elected for both IRAs and nonqualified contracts) or 2.65% (if the i4LIFE/SM/ Advantage EGMDB death benefit is elected for nonqualified contracts only).

If the Guaranteed Income Benefit is in effect, your regular income payments will never be less than a guaranteed minimum amount, regardless of the actual investment performance of your contract. The Guaranteed Income Benefit is equal to the lesser of:

     a. 80% of the highest regular income payment made on any previous anniversary of the Periodic Income Commencement Date (including the initial Periodic Income Commencement Date) prior to the 81st birthday of the annuitant (the Periodic Income Commencement Date is the valuation date on which the initial regular income payment was calculated); or

     b. the Guaranteed Income Benefit Limit which is 160% of the initial regular income payment.

The Guaranteed Income Benefit and the Guaranteed Income Benefit Limit are each reduced by withdrawals (other than regular income payments) in the same proportion that the withdrawals reduce the Account Value. Additional withdrawals from Account Value will also reduce your death benefit.

A payment equal to the Guaranteed Income Benefit is the minimum payment you will receive. If your regular income payment would otherwise be less than the Guaranteed Income Benefit, the Account Value will be reduced by the additional amount needed so that you receive at least the Guaranteed Income Benefit. If your Account Value reaches zero, your Access Period will end. Lincoln Life will continue to pay the Guaranteed Income Benefit for the remainder of the annuitant's (or other person used to determine the regular income payments) life. Depending on market performance, it is possible that the Guaranteed Income Benefit will never come into effect.

If you select this Guaranteed Income Benefit, certain restrictions apply to your contract:

1. A 4% assumed interest rate (AIR) will be used to calculate the regular income payments.

2. You must choose an Access Period of at least 15 years to receive the Guaranteed Income Benefit.

3.   The fixed account will not be available with the Guaranteed Income Benefit.

4. Only certain combinations of subaccounts, in specific percentages, are available if you elect the Guaranteed Income Benefit. Lincoln Life currently provides four different combinations of subaccounts from which to choose. You can only choose the combination, not the subaccounts. For example, one combination could include 33% in a large cap fund, 7% in a mid cap fund, 3% in a small cap fund, 17% in an international fund and 40% in a U.S. bond fund. These combinations are not designed to achieve any particular investment objective or strategy or to provide the highest potential returns. Lincoln Life is not providing any contractowner with investment advice by providing these combinations. You should discuss with your registered representative which combination, if any, is suitable for you.

     Your Account Value will be rebalanced each calendar quarter to maintain the subaccounts in their original percentages. If you change the percentages of the subaccounts or transfer all or a portion of your Account Value out of these subaccounts, you will lose the Guaranteed Income Benefit. However, once every 12 months, you may transfer your entire Account Value to another one of the then currently available subaccount combinations.

5. The subaccount combinations may be modified in the future by Lincoln Life in its sole discretion. We may change the percentages of Account Value allocated to the subaccounts or we may require that you invest in a different subaccount combination. You will be notified at least fourteen days prior to the valuation date the change will occur, and you will have the opportunity to move to another then available Lincoln Life subaccount combination if you desire. If you decide to move out of the selected subaccount combination other than as provided, your Guaranteed Income Benefit will terminate.

     Lincoln Life may make such modifications at any time when Lincoln Life believes modifications to the subaccount combinations may reduce current or future Lincoln Life costs under the contract.

6. A change to the Access Period (in IRA contracts) will terminate the Guaranteed Income Benefit.

7. There is no guarantee that this Guaranteed Income Benefit option will be available to elect in the future, as we reserve the right to discontinue this option at any time.

The Guaranteed Income Benefit option may be terminated by the contractowner upon notice to Lincoln Life. Termination will be effective upon the next Periodic Income Commencement Date anniversary, and your annual charge will be reduced to 1.95% of the net asset value of the Account Value in the VAA if the i4LIFE/SM/ Advantage Account Value death benefit is selected or 2.15% of the net asset value if the i4LIFE/SM/ Advantage EGMDB death benefit (Note: non-qualified only) is selected. The Guaranteed Income Benefit option also terminates upon the death of the annuitant (or last death of the annuitant or other measuring life) or termination of i4LIFE/SM/ Advantage.

Part A - The Prospectus is incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-61554) filed on April 11, 2002.

                   The Lincoln National Life Insurance Company
                     Lincoln Life Variable Annuity Account N

                          Lincoln ChoicePlus II Advance
                       Supplement dated October ___ , 2002
          to the Statement of Additional Information dated May 1, 2002


Please keep this Supplement with your current Lincoln ChoicePlus II Advance Statement of Additional Information and retain it for reference. The changes discussed in this Supplement modify the descriptions of the I-4Life/SM/ Advantage as set forth in your May 1, 2002 Statement of Additional Information.

All references to I-4Life/SM/ Advantage have been changed to i4LIFE/SM/
Advantage.

In the Calculation of investment results section, a fourth Standard Performance chart has been added to reflect performance data assuming the i4LIFE/SM/ Advantage option is in effect, as follows:

D. Standard Peformance Data (assuming the i4LIFE/SM/ Advantage is in effect):

Period Ending December 31, 2001

                                                  Subaccount                               10 Year/ Since
                                                  Commenced       1-Year      5-Years      Inception
---------------------------------------------------------------------------------------------------------
AFIS Global Small Cap                               2/22/00
AFIS Growth                                         2/22/00
AFIS Growth-Income                                  2/22/00
AFIS International                                  2/22/00
AIM V.I. Growth Fund                               11/20/98
AIM V.I. International Growth Fund                 11/20/98
AIM Premier Equity Fund                            11/20/98
Alliance VP Growth & Income                         2/22/00
Alliance VP Premier Growth                          2/22/00
AllianceBernstein VP Small Cap Value                9/19/01
Alliance VP Technology                              2/22/00
Delaware VIP Large Cap Value Series                11/20/98
Delaware VIP High Yield Series                     11/20/98
Delaware VIP REIT Series                           11/20/98
Delaware VIP Small Cap Value Series                11/20/98
Delaware VIP Trend Series                          11/20/98
Delaware VIP U.S. Growth Series                     9/19/01
Fidelity VIP Contrafund Portfolio                   9/19/01
Fidelity VIP Equity-Income Portfolio               11/20/98
Fidelity VIP Growth Portfolio                      11/20/98
Fidelity VIP Overseas Portfolio                    11/20/98
FTVIPT Franklin Small Cap                           2/22/00
FTVIPT Templeton Growth                             2/22/00
Janus Aspen Aggressive Growth                       9/19/01
Janus Aspen Balanced                                9/19/01
Janus Aspen Worldwide Growth                        9/19/01
Lincoln National Aggressive Growth Fund             9/19/01

Lincoln National Bond Fund                         11/20/98
Lincoln National Capital Appreciation Fund          9/19/01
Lincoln National Global Asset Allocation Fund       9/19/01
Lincoln National International Fund                 9/19/01
Lincoln National Money Market Fund                 11/20/98
Lincoln National Social Awareness Fund              9/19/01
MFS VIT Capital Opportunities Fund                  9/19/01
MFS VIT Emerging Growth Fund                       11/20/98
MFS VIT Total Return Fund                          11/20/98
MFS VIT Utilities Series                           11/20/98
Neuberger Berman Mid-Cap Growth                     9/19/01
Neuberger Berman Regency                            9/19/01
Putnam VT Growth & Income                           9/19/01
Putnam VT Health Sciences                           9/19/01
Scudder VIT EAFE Equity Index                       9/19/01
Scudder VIT Equity 500 Index                       11/20/98
Scudder VIT Small Cap Index                         9/19/01

The performance figures shown reflect the cost of the i4LIFE/SM/ Advantage with the Guaranteed Income Benefit and the EGMDB death benefit.

In addition, a fourth Non-Standard Performance chart has been added to reflect performance data assuming the i4LIFE/SM/ Advantage option is in effect, as follows:

D. Non-Standard Performance Data (assuming the i4LIFE/SM/ Advantage is in effect):

Period Ending December 31, 2001

                                                                                                As if
                                                                                                Subaccount
                                           YTD   1 Year   3 Year  5 Year   10 Year   Lifetime   Commenced
----------------------------------------------------------------------------------------------------------
AFIS Global Small Cap                                                                            4/30/1998
AFIS Growth                                                                                       2/8/1984
AFIS Growth-Income                                                                                2/8/1984
AFIS International                                                                                5/1/1990
AIM V.I. Growth Fund                                                                              5/5/1993
AIM V.I. International Growth Fund                                                                5/5/1993
AIM Premier Equity Fund                                                                           5/5/1993
Alliance VP Growth & Income                                                                      1/14/1991
Alliance VP Premier Growth                                                                       6/26/1992
AllianceBernstein VP Small Cap Value                                                              5/1/2001
Alliance VP Technology                                                                           1/11/1996
Delaware VIP Large Cap Value Series                                                              7/28/1988
Delaware VIP High Yield Series                                                                   7/28/1988
Delaware VIP REIT Series                                                                          5/4/1998
Delaware VIP Small Cap Value Series                                                             12/27/1993
Delaware VIP Trend Series                                                                       12/27/1993
Delaware VIP U.S. Growth Series                                                                 11/15/1999
Scudder VIT EAFE Equity Index                                                                    8/22/1997
Scudder VIT Equity 500 Index                                                                     10/1/1997
Scudder VIT Small Cap Index                                                                      8/25/1997
Fidelity VIP Contrafund Portfolio                                                                 1/3/1995
Fidelity VIP Equity-Income Portfolio                                                             10/9/1986
Fidelity VIP Growth Portfolio                                                                    10/9/1986
Fidelity VIP Overseas Portfolio                                                                  1/28/1987

FTVIPT Franklin Small Cap                                                                      10/31/1995
Janus Aspen Aggressive Growth                                                                   9/13/1993
Janus Aspen Balanced                                                                            9/13/1993
Janus Aspen Worldwide Growth                                                                    9/13/1993
Lincoln National Aggressive Growth                                                               2/3/1994
Fund
Lincoln National Bond Fund                                                                     12/28/1981
Lincoln National Capital Appreciation                                                            2/3/1994
Fund
Lincoln National Global Asset                                                                    8/3/1987
Allocation Fund
Lincoln National International Fund                                                              5/1/1991
Lincoln National Money Market Fund                                                               1/7/1982
Lincoln National Social Awareness Fund                                                           5/2/1988
MFS VIT Capital Opportunities Fund                                                              8/14/1996
MFS VIT Emerging Growth Fund                                                                    7/24/1995
MFS VIT Total Return Fund                                                                        1/3/1995
MFS VIT Utilities Series                                                                         1/3/1995
Neuberger Berman Mid-Cap Growth                                                                 11/3/1997
Neuberger Berman Regency                                                                        8/22/2001
Putnam VT Growth & Income                                                                        2/1/1988
Putnam VT Health Sciences                                                                        5/1/1998
FTVIPT Templeton Growth                                                                         3/15/1994

The performance figures shown reflect the cost of the i4LIFE/SM/ Advantage with the Guaranteed Income Benefit and the EGMDB death benefit.

Part B - The Statement of Additional Information is incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-61554) filed on April 11, 2002.

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N

                      REGISTRATION STATEMENT ON FORM N-4

                          PART C--OTHER INFORMATION

Item 24.   Financial Statements and Exhibits

     (a) List of Financial Statements


          1. Part A.
             The Table of Condensed Financial Information is included in Part A of this Registration Statement. [To Be Filed By Amendment]

          2. Part B.
             The following financial statements for the Variable Account are included in Part B of this Registration Statement: [To Be Filed By Amendment]

             Statement of Assets and Liabilities - December 31, 2001
             Statement of Operations - Year ended December 31, 2001
             Statements of Changes in Net Assets - Years ended December 31, 2001 and 2000
             Notes to Financial Statements - December 31, 2001
             Report of Ernst & Young LLP, Independent Auditors

          3. Part B.
             The following statutory-basis financial statements of The Lincoln National Life Insurance Company are included in Part B of this Registration Statement: [To Be Filed By Amendment]

             Balance Sheets - Statutory-Basis - Years ended December 31, 2001 and 2000
             Statements of Operations - Statutory-Basis - Years ended
               December 31, 2001, 2000, and 1999
             Statements of Changes in Capital and Surplus - Statutory-Basis -
               Years ended December 31, 2001, 2000, and 1999
             Statements of Cash Flows - Statutory-Basis - Years December 31,
               2001, 2000, and 1999
             Notes to Statutory-Basis Financial Statements - December 31, 2001 Report of Ernst & Young LLP, Independent Auditors

Item 24.                          (Continued)

                (b)  List of Exhibits

(1) Resolutions of the Board of Directors of The Lincoln National Life Insurance Company establishing Separate Account N are incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-40937) filed on November 24, 1997.

(2)    None.

(3)(a) Selling Group Agreement is incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-40937) filed on April 29, 1999.

   (b) Amendment to Selling Group Agreement is incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-40937) filed on April 29, 1999.

   (c) Amendment to Schedule A of Selling Group Agreement dated February 14, 2000 is incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-40937) filed on April 19, 2000.

   (d) Wholesaling Agreement between Lincoln National Life Insurance Company and Delaware Management Holdings is incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-40937) filed on April 28, 1999.

   (e) Form of Amendment to Wholesaling Agreement is incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-40937) filed on April 19, 2000.

   (f) Form of Wholesaling Agreement between Lincoln National Life Insurance Company and Lincoln Financial Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-40937) filed on April 12, 2001.



(4)(a) Variable Annuity Contract incorporated herein by reference to Pre-effective Amendment No. 1 (File No. 333-61554) filed on August 17, 2001.

   (b) Estate Enhancement Death Benefit Rider incorporated herein by reference to Pre-effective Amendment No. 1 (File No. 333-61554) filed on August 17, 2001.

   (c) Income4Life Solution (IRA) Rider incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-61554) filed on April 11, 2002.

   (d) Income4Life Solution (NQ) Rider incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-61554) filed on April 11, 2002.

   (e) Annuity Payment Option Rider incorporated herein by reference to Pre-effective Amendment No. 1 (File No. 333-61554) filed on August 17, 2001.

   (f) Interest Adjusted Fixed Account Rider incorporated herein by reference to Pre-effective Amendment No. 1 (File No. 333-61554) filed on August 17, 2001.

   (g) 1% Step-Up Death Benefit Rider incorporated herein by reference to Pre-effective Amendment No. 1 (File No. 333-61554) filed on August 17, 2001.

   (h) 1% Estate Enhancement Death Benefit Rider incorporated herein by reference to Pre-effective Amendment No. 1 (File No. 333-61554) filed on August 17, 2001.

   (i) Persistency Credit Rider incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-36304) filed on August 8, 2001.

   (j) DCA Fixed Account Rider incorporated herein by reference to Pre-effective Amendment No. 1 (File No. 333-61554) filed on August 17, 2001.

   (k) Accumulation Benefit Enhancement (ABE) Rider incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-61554) filed on April 11, 2002.

   (l) Form of Variable Annuity Income Rider (I-4Life) incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-61554) filed on April 11, 2002.

   (m) Estate Enhancement Benefit Rider with 5% Step-Up Death Benefit incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-61554) filed on April 11, 2002.

   (n) Form of i4Life Advantage Rider for non-qualified contracts.

   (o) Form of i4Life Advantage Rider for qualified contracts.

(5) Application incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-61554) filed on April 11, 2002.

(6)(a) Articles of Incorporation of The Lincoln National Life Insurance Company are incorporated herein by reference to Registration Statement on Form N-4 (333-40937) filed on November 9, 1998.

   (b) By-laws of The Lincoln National Life Insurance Company are incorporated herein by reference to Registration Statement on Form N-4 (333-40937) filed on November 9, 1998.

(7)    Not applicable.

(8)(a) Fund Participation Agreements and Amendments between The Lincoln National Life Insurance Company and:

             (i) AIM Variable Insurance Funds, Inc. incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-61554) filed on April 11, 2002.

            (ii) Deutsche Asset Management VIT Funds incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-61554) filed on April 11, 2002.

           (iii) Delaware Group Premium Fund, Inc. incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-61554) filed on April 11, 2002.

            (iv) Lincoln National Bond Fund, Inc. incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-61554) filed on April 11, 2002.

             (v) Lincoln National Money Market Fund, Inc. incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-61554) filed on April 11, 2002.

            (vi) Fidelity Variable Insurance Products Fund incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-61554) filed on April 11, 2002.

           (vii) MFS-Registered Trademark-Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-61554) filed on April 11, 2002.

          (viii) American Variable Insurance Series incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-61554) filed on April 11, 2002.

            (ix) Alliance Variable Products Series Fund incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-61554) filed on April 11, 2002.

             (x) Franklin Templeton Variable Insurance Products Trust
                 incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-61554) filed on April 11, 2002.

            (xi) Lincoln National Aggressive Growth Fund, Inc. incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-61554) filed on April 11, 2002.

           (xii) Lincoln National Capital Appreciation Fund, Inc. incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-61554) filed on April 11, 2002.

          (xiii) Lincoln National Global Asset Allocation Fund, Inc. incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-61554) filed on April 11, 2002.

           (xiv) Lincoln National International Fund, Inc. incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-61554) filed on April 11, 2002.

            (xv) Lincoln National Social Awareness Fund, Inc. incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-61554) filed on April 11, 2002.

           (xvi) Neuberger Berman Advisers Management Trust incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-61554) filed on April 11, 2002.

          (xvii) Putnam Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-61554) filed on April 11, 2002.

         (xviii) Janus Aspen Series incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-61554) filed on April 11, 2002.

     (b) Service agreement between Delaware Management Holdings, Inc., Delaware Services Company, Inc. and Lincoln National Life Insurance Company is incorporated herein by reference to the Registration Statement of Lincoln National Growth & Income Fund, Form N-1A (File No. 2-80741), Amendment No. 21 filed on April 10, 2000.

(1) Amendment to Service Agreement is incorporated herein by reference to Post-Effective Amendment No. 10 (File No. 333-40937) filed on April 9, 2002.

(9) Opinion and consent of Mary Jo Ardington, Counsel of The Lincoln National Life Insurance Company as to legality of securities being issued incorporated herein by reference to Pre-effective Amendment No. 1
       (File No. 333-61554) filed on August 17, 2001.

(10) Consent of Ernst & Young LLP, Independent Auditors. (To Be Filed By Amendment)

(11)   Not applicable.

(12)   Not applicable.

(13) Schedule for Computation for Performance Quotations is incorporated herein by reference to Pre-effective amendment No. 1 (File No. 333-61554) filed on August 17, 2001.

(14)   Not applicable

(15)   Other Exhibits:

                (a) Organizational Chart of the Lincoln National Insurance Holding Company System is incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-91226) filed on June 26, 2002.

(16) (a) Power of Attorney is incorporated herein by reference to Post-Effective Amendment No.9 (File No. 333-40937) filed on August 8, 2001.

     (b) Power of Attorney -- Barbara Kowalczyk incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-61554) filed on April 11, 2002.

Item 25.

                    DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name                            Positions and Offices with Depositor
----                            ------------------------------------
Jon A. Boscia**                 President and Director
Lorry J. Stensrud*              Chief Executive Officer of Annuities,
                                Executive Vice President, and Director
John H. Gotta***                Chief Executive Officer of Life Insurance,
                                Executive Vice President, and Director
Gary W. Parker***               Senior Vice President
Charles E. Haldeman, Jr.****    Director
Cynthia A. Rose*                Secretary and Assistant Vice President
Eldon J. Summers*               Second Vice President and Treasurer
Richard C. Vaughan**            Director
Janet Chrzan*                   Senior Vice President, Chief Financial Officer
                                and Director
Elizabeth Frederick*            Senior Vice President and General Counsel
Diane Dillman*                  Director of Annuities Compliance
Christine Frederick***          Director of Life Compliance
See Yeng Quek****               Chief Investment Officer and Director
Barbara S. Kowalczyk**          Director

*         Principal business address is 1300 South Clinton Street, Fort Wayne,
          Indiana 46802-3506
**        Principal business address is Center Square West Tower, 1500 Market
          Street-Suite 3900, Philadelphia, PA 19102-2112
***       Principal business address is 350 Church Street, Hartford, CT 06103
****      Principal business address is One Commerce Square, 2005 Market Street,
          39th Floor, Philadelphia, PA 19103-3682

Item 26.
                 PERSONS CONTROLLED BY OR UNDER COMMON CONTROL
                       WITH THE DEPOSITOR OR REGISTRANT


     See Exhibit 15: Organizational Chart of the Lincoln National Insurance Holding Company System.

Item 27.
                         NUMBER OF CONTRACTOWNERS

         As of July 31, 2002, there were 26,371 Contract Owners under Account N.

Item 28.                         Indemnification

     (a) Brief description of indemnification provisions.

         In general, Article VII of the By-Laws of The Lincoln National Life Insurance Company (LNL) provides that LNL will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of LNL, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or act opposed to the best interests of, LNL. Certain additional conditions apply to indemnification in criminal proceedings.

         In particular, separate conditions govern indemnification of directors, officers, and employees of LNL in connection with suits by, or in the right of, LNL.

         Please refer to Article VII of the By-Laws of LNL (Exhibit no. 6(b) hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, Indiana law.


     (b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.                       Principal Underwriter

     (a) Lincoln National Variable Annuity Fund A (Group); Lincoln National Variable Annuity Fund A (Individual); Lincoln National Variable Annuity Account C; Lincoln National Flexible Premium Variable Life Account D; Lincoln Life Flexible Premium Variable Life Account J; Lincoln Life Flexible Premium Variable Life Account K; Lincoln Life Variable Annuity Account N; Lincoln Life Flexible Premium Variable Life Account M; Lincoln Life Flexible Premium Variable Life Account R; Lincoln Life Flexible Premium Variable Life Account S; Lincoln Life Variable Annuity Account T; Lincoln Life Variable Annuity Account Q; Lincoln Life Variable Annuity Account W; Lincoln National Variable Annuity
         Account 53.

     (b) See Item 25.

     (c) Commissions and other compensations received by The Lincoln National Life Insurance Company from Lincoln Life Variable Annuity Account N during the fiscal year which ended December 31, 2001.

        (1)                   (2)               (3)            (4)             (5)
                                       Net Underwriting
  Name of Principal       Discounts and    Compensation      Brokerage
     Underwriter           Commissions     on Redemption    Commissions    Compensation
  -----------------       -------------    -------------    -----------    ------------
The Lincoln National
Life Insurance Company        None              NA             None             NA

Item 30.  Location of Accounts and Records

All accounts, books, and other documents, except accounting records, required to be maintained by Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by the Lincoln National Life Insurance Company ("Lincoln Life"), 1300 S. Clinton Street, Fort Wayne, Indiana 46802. The accounting records are maintained by Delaware Management Company, One Commerce Square, 2005 Market Street, Philadelphia, Pennsylvania 19103.

Item 31.  Management Services

Not Applicable.

Item 32.  Undertakings

(a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes that it will include either (1) as part of any application to purchase a Certificate or an Individual Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or a similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Lincoln Life at the address or phone number listed in the Prospectus.

(d) The Lincoln National Life Insurance Company hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by The Lincoln National Life Insurance Company.

(e) Registrant hereby represents that it is relying on the American Council of Life Insurance (avail. Nov. 28, 1988) no-action letter with respect to Contracts used in connection with retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and represents further that it will comply with the provisions of paragraphs (1) through (4) set forth in that no-action letter.

                                   SIGNATURES


a) As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Post-Effective Amendment No. 2 to the Registration Statement to be signed on its behalf, in the City of Fort Wayne, and State of Indiana on this 2nd day of August, 2002.


                      LINCOLN LIFE VARIABLE ANNUITY Account N
                      (Registrant) Lincoln ChoicePlus II Advance


                      By: /s/ Ronald L. Stopher
                         --------------------------------
                         Ronald L. Stopher
                         Vice President, The Lincoln National Life Insurance Co. (Title)

                      THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                         (Depositor)


                      By: /s/ Ronald L. Stopher
                         --------------------------------
                         (Signature-Officer of Depositor)
                         Vice President, The Lincoln National Life Insurance Co. (Title)


(b) As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in their capacities indicated on August 2, 2002.


Signature                                  Title
---------                                  -----

  *                                        President and Director
----------------------------               (Principal Executive Officer)
Jon A. Boscia

  *                                        Executive Vice President,
----------------------------               Chief Executive Officer of
Lorry J. Stensrud                          Lincoln Retirement and Director


  *                                        Senior Vice President, Chief
----------------------------               Financial Officer and Director
Janet Chrzan                               (Principal Accounting Officer and
                                           Principal Financial Officer)


  *                                        Executive Vice President,
----------------------------               Chief Executive Officer of
John H. Gotta                              Life Insurance and Director


  *                                        Director
----------------------------
Richard C. Vaughan

  *                                        Director
----------------------------
Charles E. Haldeman, Jr.

  *                                        Chief Investment Officer and Director
----------------------------
See Yeng Quek

  *                                        Director
----------------------------
Barbara S. Kowalczyk

*By /s/ Ronald L. Stopher                  Pursuant to a Power of Attorney
 ---------------------------------
   Ronald L. Stopher